Restrictions on cash and due from banks and certain securities	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
Restricted On Cash And Due From Banks And Certain Securities

Note 5 - Restrictions on cash and due from banks and certain securities

The Corporation’s banking subsidiaries, BPPR and BPNA, are required by federal and state regulatory agencies to maintain average reserve balances with the Federal Reserve Bank of New York (the “Fed”) or other banks. Those required average reserve balances amounted to $ 1.4 billion at December 31, 2017 (December 31, 2016 - $ 1.2 billion). Cash and due from banks, as well as other highly liquid securities, are used to cover the required average reserve balances.

At December 31, 2017, the Corporation held $41 million in restricted assets in the form of funds deposited in money market accounts, trading account securities and investment securities available for sale (December 31, 2016 - $31 million). The amounts held in trading account securities and investment securities available for sale consist primarily of restricted assets held for the Corporation’s non-qualified retirement plans and fund deposits guaranteeing possible liens or encumbrances over the title of insured properties.